Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Currently payable
Federal	$ 1,192	$ 1,338	$ 1,103
State	75	101	108
International	733	566	1,008
Deferred
Federal	(3)	(55)	(171)
State	9	6	(9)
International	(11)	26	(11)
Total provision for income taxes	$ 1,995	$ 1,982	$ 2,028